FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 6)	12 Months Ended						0 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Jun. 19, 2014 6.62% senior notes maturing June 19, 2014 USD ($)	Dec. 31, 2014 5.46% senior notes maturing October 1, 2015 USD ($)	Dec. 31, 2014 7.97% senior notes maturing June 18, 2021 USD ($)	Jun. 19, 2014 Market Risk Cross currency interest rate swap 6.62% senior notes maturing June 19, 2014 USD ($)	Jun. 19, 2014 Market Risk Cross currency interest rate swap 6.62% senior notes maturing June 19, 2014 CAD	Jun. 19, 2014 Market Risk Cross currency interest rate swap 6.62% senior notes maturing June 19, 2014 USD ($)	Dec. 31, 2014 Market Risk Foreign exchange derivatives USD ($)	Dec. 31, 2007 Market Risk Foreign exchange derivatives	Dec. 31, 2011 Market Risk Foreign exchange derivatives 6.62% senior notes maturing June 19, 2014 USD ($)	Dec. 31, 2007 Market Risk Foreign exchange derivatives 5.46% senior notes maturing October 1, 2015 USD ($)	Dec. 31, 2011 Market Risk Foreign exchange derivatives 7.97% senior notes maturing June 18, 2021 USD ($)	Feb. 05, 2015 Market Risk Foreign exchange derivatives USD ($)
Risk Management
Face value of debt				$ 175,000,000	$ 54,000,000	$ 225,000,000			$ 175,000,000			$ 175,000,000	$ 54,000,000	$ 225,000,000
Final principal repayment							35,000,000
Notional debt										10,800,000					24,000,000
Foreign exchange loss	(11,165,000)	(17,596,000)	(6,508,000)					15,800,000
Derivative, Exchange Rate Floor															1.1088
Derivative, Exchange Rate Ceiling															1.1845
Derivative, Exchange Rate Conditional Ceiling															1.1263
Foreign exchange rate (US$/CDN$)	1.1601										1.02
Percentage of debt based on fixed interest rates	93.00%
Percentage of debt based on floating interest rates	7.00%